Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Stockholders’ Equity [Abstract]
STOCKHOLDERS' EQUITY

NOTE 12 — STOCKHOLDERS’ EQUITY

On June 1, 2023, Linkhome Realty entered into an Angel Investment Agreement with an angel investor to issue 1,800,000 common shares of Linkhome Realty at $0.001 per share for total proceeds of $300,000. Linkhome Realty received the proceeds in November 2023. Following the reorganization finalized on December 1, 2023, the $300,000 investment was recognized as part of the initial capital contribution, making the angel investor one of the initial shareholders of Linkhome Holdings.

Linkhome Holdings was incorporated in the State of Nevada on November 6, 2023. The authorized number of preferred shares is 1,000,000 shares with $0.001 par value; no preferred shares were issued as of March 31, 2025 and December 31, 2024. The authorized number of common shares is 100,000,000 shares with $0.001 par value. As of March 31, 2025 and December 31, 2024, the Company had 14,505,000 common shares issued and outstanding, including 1,800,000 shares issued to the angel investor under the reorganization described above.

NOTE 12 — STOCKHOLDERS’ EQUITY

On June 1, 2023, Linkhome Realty entered into an Angel Investment Agreement with an angel investor to issue 1,800,000 common shares of Linkhome Realty at $0.001 per share for total proceeds of $300,000. Linkhome Realty received proceeds in November 2023. Following the reorganization finalized on December 1, 2023, the $300,000 investment was acknowledged as part of the initial capital contribution, making the angel investor become one of the initial shareholders of Linkhome Holdings.

Linkhome Holdings was incorporated in the State of Nevada on November 6, 2023. The authorized number of common shares is 100,000,000 shares with $0.001 par value; 13,500,000 common shares were issued and outstanding upon reorganization that was completed on December 1, 2023, including the 1,800,000 shares of the angel investor described above. The authorized number of preferred shares is 1,000,000 shares with $0.001 par value; no shares were issued as of December 31, 2024 and 2023.

For the year ended December 31, 2024, the Company entered into a series of stock subscription agreements with individual investors to issue 1,005,000 common shares at a range of per share prices from $0.50 – $1.00 for total proceeds of $980,000. As a result, the Company had 14,505,000 common shares issued and outstanding as of December 31, 2024.